American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2019

VP Inflation Protection - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	14,745,478	16,277,499
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,596,794	6,403,214
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,828,349	18,603,307
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,417,591	4,342,867
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,763,615	10,396,042
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	7,045,709	8,806,869
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	4,811,472	6,047,369
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	23,266,169	22,706,102
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	14,868,750	14,021,005
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	16,902,626	18,719,302
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	10,208,186	9,835,196
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,124,640	2,170,730
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	4,118,863	4,085,719
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	2,951,885	3,036,246
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	5,654,018	5,611,218
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,458,022	6,427,185
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	44,130,096	44,265,856
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	23,247,709	23,486,015
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,985,980	12,832,333
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	24,974,155	24,726,368
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	27,278,751	27,277,679
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	8,103,951	8,201,456
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	24,677,585	24,155,797
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	13,878,256	13,858,324
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	651,801	666,943
TOTAL U.S. TREASURY SECURITIES (Cost $326,322,435)		336,960,641
CORPORATE BONDS — 13.7%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	296,744
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	692,074
United Technologies Corp., 3.75%, 11/1/46	945,000	875,621
		1,864,439
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47	300,000	283,142
Automobiles — 0.3%
Ford Motor Co., 4.35%, 12/8/26	180,000	167,374
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	437,255
General Motors Co., 5.15%, 4/1/38	1,140,000	1,044,905
		1,649,534
Banks — 2.6%
Bank of America Corp., MTN, 3.30%, 1/11/23	720,000	729,856
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	775,000	813,581
BPCE SA, 3.50%, 10/23/27(2)	500,000	484,838

Citigroup, Inc., 2.35%, 8/2/21	362,000	357,969
Citigroup, Inc., 4.05%, 7/30/22	760,000	783,295
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,079,304
Citigroup, Inc., VRN, 4.08%, 4/23/29	530,000	544,339
Citigroup, Inc., VRN, 4.28%, 4/24/48	400,000	410,520
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	254,820
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	509,480
Discover Bank, 3.45%, 7/27/26	700,000	679,121
HSBC Holdings plc, 2.95%, 5/25/21	600,000	600,130
HSBC Holdings plc, 4.30%, 3/8/26	450,000	467,709
HSBC Holdings plc, 4.375%, 11/23/26	400,000	410,446
HSBC Holdings plc, VRN, 4.04%, 3/13/28	470,000	474,389
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	394,185
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,306,766
JPMorgan Chase & Co., 3.875%, 9/10/24	500,000	513,197
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	1,325,000	1,296,373
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	700,000	679,142
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	824,941
Wells Fargo & Co., 4.125%, 8/15/23	280,000	290,436
Wells Fargo & Co., 3.00%, 4/22/26	300,000	293,674
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	382,063
Wells Fargo & Co., MTN, 4.10%, 6/3/26	560,000	573,482
Wells Fargo & Co., MTN, 4.75%, 12/7/46	740,000	776,263
		15,930,319
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)	900,000	905,821
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	322,779
		1,228,600
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22	7,000	6,989
AbbVie, Inc., 4.45%, 5/14/46	650,000	605,808
Amgen, Inc., 3.625%, 5/22/24	450,000	463,343
Celgene Corp., 3.625%, 5/15/24	150,000	152,668
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	408,617
Gilead Sciences, Inc., 4.15%, 3/1/47	465,000	450,302
		2,087,727
Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	570,000	568,212
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,500,000	1,515,271
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	395,363
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	570,000	522,956
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	174,106
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	300,000	302,249
		3,478,157
Chemicals — 0.1%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	303,367
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	362,575
Westlake Chemical Corp., 4.375%, 11/15/47	300,000	266,695
		932,637

Consumer Finance — 0.2%
Capital One Financial Corp., 3.75%, 3/9/27	670,000	660,254
Discover Financial Services, 3.75%, 3/4/25	300,000	299,400
		959,654
Containers and Packaging†
International Paper Co., 4.40%, 8/15/47	300,000	281,943
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	281,000	279,337
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.45%, 4/1/24	300,000	314,245
AT&T, Inc., 3.40%, 5/15/25	768,000	761,167
AT&T, Inc., 4.80%, 6/15/44	350,000	344,759
AT&T, Inc., 5.15%, 11/15/46	200,000	205,947
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	790,433
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	191,075
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	229,496
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	786,680
Verizon Communications, Inc., 5.01%, 8/21/54	570,000	611,805
		4,235,607
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	296,013
Alabama Power Co., 3.70%, 12/1/47	360,000	352,110
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	294,190
Duke Energy Corp., 3.15%, 8/15/27	200,000	196,539
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,273,533
FirstEnergy Corp., 4.85%, 7/15/47	600,000	645,552
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	282,404
Virginia Electric & Power Co., 3.45%, 2/15/24	100,000	102,819
		3,443,160
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	735,000	772,522
Entertainment — 0.4%
Viacom, Inc., 4.25%, 9/1/23	840,000	874,111
Viacom, Inc., 4.375%, 3/15/43	300,000	269,744
Walt Disney Co. (The), 6.90%, 8/15/39(2)	705,000	997,244
Walt Disney Co. (The), 4.75%, 9/15/44(2)	350,000	402,446
		2,543,545
Equity Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.65%, 2/1/26	150,000	150,906
Essex Portfolio LP, 3.625%, 8/15/22	250,000	254,532
Kilroy Realty LP, 3.80%, 1/15/23	301,000	306,128
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	472,476
		1,184,042
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.875%, 10/15/46	600,000	501,039
Walmart, Inc., 4.05%, 6/29/48	650,000	694,125
		1,195,164
Gas Utilities — 0.3%
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	266,237

Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	440,073
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,045,515
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	187,000	187,939
		1,939,764
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 4.90%, 11/30/46	700,000	810,452
Becton Dickinson and Co., 3.70%, 6/6/27	680,000	678,735
Medtronic, Inc., 3.50%, 3/15/25	100,000	103,361
Medtronic, Inc., 4.625%, 3/15/45	123,000	140,970
		1,733,518
Health Care Providers and Services — 0.9%
Aetna, Inc., 2.75%, 11/15/22	406,000	400,945
Aetna, Inc., 3.875%, 8/15/47	330,000	286,304
Anthem, Inc., 4.65%, 1/15/43	300,000	311,269
Cigna Corp., 4.90%, 12/15/48(2)	300,000	310,932
CVS Health Corp., 2.75%, 12/1/22	1,159,000	1,144,067
CVS Health Corp., 4.78%, 3/25/38	330,000	327,759
CVS Health Corp., 5.05%, 3/25/48	320,000	323,026
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	483,972
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	209,704
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	317,877
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	323,874
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	427,627
UnitedHealth Group, Inc., 3.75%, 10/15/47	650,000	633,529
		5,500,885
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	357,411
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	689,936
		1,047,347
Insurance — 0.4%
American International Group, Inc., 4.50%, 7/16/44	350,000	336,285
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	373,715
Markel Corp., 3.50%, 11/1/27	300,000	286,147
Prudential Financial, Inc., 3.94%, 12/7/49	451,000	436,812
Prudential Financial, Inc., MTN, 4.35%, 2/25/50	750,000	777,636
Prudential Financial, Inc., MTN, VRN, 3.52%, (CPI YoY plus 2.00%), 11/2/20	189,000	187,582
		2,398,177
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	383,906
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	482,716
Media — 0.9%
CBS Corp., 3.70%, 6/1/28	250,000	243,819
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,078,628
Comcast Corp., 4.25%, 10/15/30	1,920,000	2,043,884
Comcast Corp., 6.50%, 11/15/35	556,000	705,555
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	610,958
Warner Media LLC, 4.05%, 12/15/23	200,000	208,308
Warner Media LLC, 2.95%, 7/15/26	300,000	284,449

Warner Media LLC, 3.80%, 2/15/27	700,000	697,069
		5,872,670
Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	587,773
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	587,990
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	838,430
Florida Power & Light Co., 3.95%, 3/1/48	300,000	313,945
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	403,047
Sempra Energy, 3.25%, 6/15/27	350,000	335,481
Sempra Energy, 3.80%, 2/1/38	350,000	321,774
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	484,516
		3,872,956
Oil, Gas and Consumable Fuels — 1.4%
Cimarex Energy Co., 4.375%, 6/1/24	200,000	208,009
Enbridge, Inc., 3.50%, 6/10/24	190,000	192,174
Enbridge, Inc., 3.70%, 7/15/27	400,000	399,567
Energy Transfer Operating LP, 5.30%, 4/15/47	920,000	908,225
Energy Transfer Operating LP, 3.60%, 2/1/23	312,000	314,938
Hess Corp., 6.00%, 1/15/40	410,000	428,268
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	500,000	516,926
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	767,197
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	381,250
Marathon Oil Corp., 5.20%, 6/1/45	200,000	216,005
MPLX LP, 4.50%, 4/15/38	300,000	286,092
MPLX LP, 5.20%, 3/1/47	400,000	407,213
Noble Energy, Inc., 4.15%, 12/15/21	874,000	895,592
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	316,966
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	592,506
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	690,893
Phillips 66, 4.65%, 11/15/34	400,000	430,688
Williams Cos., Inc. (The), 4.30%, 3/4/24	600,000	624,408
		8,576,917
Pharmaceuticals — 0.2%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	354,723
Allergan Funding SCS, 4.55%, 3/15/35	430,000	422,353
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	125,000	123,631
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	329,097
		1,229,804
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	313,505
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	470,000	474,627
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	286,666
CSX Corp., 3.80%, 11/1/46	320,000	303,175
Union Pacific Corp., 2.75%, 4/15/23	250,000	248,842
Union Pacific Corp., 3.35%, 8/15/46	325,000	287,987
		1,914,802
Software — 0.4%
Microsoft Corp., 3.45%, 8/8/36	660,000	664,281
Microsoft Corp., 4.25%, 2/6/47	1,080,000	1,208,066

Oracle Corp., 2.50%, 10/15/22	200,000	199,097
Oracle Corp., 2.40%, 9/15/23	225,000	221,607
Oracle Corp., 2.65%, 7/15/26	350,000	339,008
		2,632,059
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	521,513
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,060,566
Apple, Inc., 2.90%, 9/12/27	1,000,000	987,677
Apple, Inc., 4.25%, 2/9/47	655,000	701,066
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	940,000	1,011,923
		3,761,232
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	400,000	431,626
TOTAL CORPORATE BONDS (Cost $84,121,751)		84,649,421
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,036,273
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	2,000,000	2,114,318
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	1,700,000	1,776,774
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	1,475,000	1,485,883
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	2,000,000	2,138,166
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(2)	2,125,000	2,151,047
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	1,933,209
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	1,550,000	1,595,377
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,500,000	1,514,389
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	1,450,000	1,461,550
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,962,850	1,994,757
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	1,500,000	1,526,446
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(2)	2,515,000	2,460,743
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(2)	2,000,000	2,036,082
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	1,860,000	1,899,072
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	1,455,000	1,535,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	1,200,000	1,179,366
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,379,206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,300,000	2,315,524
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 7/13/29(2)	2,500,000	2,522,458
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(2)	1,600,000	1,609,250
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	3,350,000	3,277,604
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	1,300,000	1,302,704
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $43,606,948)		43,245,660
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 5.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	71,008	71,939
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	141,575	147,843
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	1,423,045	1,414,817
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	1,447,920	1,444,847
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	2,051,084	2,047,855
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	1,388,102	1,393,312

Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	242,526	241,380
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	133,485	135,227
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,400,000	1,404,020
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(2)	1,188,608	1,193,106
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	1,263,343	1,244,757
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(2)	1,679,445	1,679,183
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	3,500,000	3,510,495
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	3,390,101	3,386,789
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	1,562,929	1,603,962
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.99%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,149,505	2,188,703
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	469,462	462,399
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(2)	771,956	775,109
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,750,000	1,699,234
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	1,483,608	1,512,005
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 9/25/48(2)	1,470,564	1,500,430
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.23%, (1-month LIBOR plus 0.74%), 9/25/44	117,940	116,477
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	196,493	197,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.73%, 6/25/35	534,350	566,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.80%, 6/25/35	875,573	909,248
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	215,946	218,436
		31,064,742
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	6,500,000	6,903,947
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,182,517)		37,968,689
ASSET-BACKED SECURITIES — 5.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(2)	2,700,000	2,688,018
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(2)	3,440,000	3,446,913
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	751,174	745,623
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(2)	6,700,000	6,680,832
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	401,494	397,505
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	2,720,830	2,701,441
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	4,000,000	4,027,059
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	541,304	532,152
Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, 8/17/35(2)	3,600,000	3,639,129
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	2,200,000	2,215,479
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	196,401	195,575
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	438,852	438,250
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(2)	718,291	721,556
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	1,288,499	1,276,996
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23	4,800,000	4,838,878
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	1,548,213	1,521,664
TOTAL ASSET-BACKED SECURITIES (Cost $35,953,079)		36,067,070
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.7%
FHLMC, 4.50%, 4/1/41	8,008,482	8,484,966
FNMA, 4.50%, 5/1/39	2,310,636	2,461,517
FNMA, 4.00%, 11/1/41	1,109,646	1,155,682
FNMA, 4.00%, 11/1/41	533,398	555,328

FNMA, 4.00%, 2/1/42		993,663	1,032,397
FNMA, 4.00%, 2/1/46		9,048,518	9,360,085
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,356,886)			23,049,975
COLLATERALIZED LOAN OBLIGATIONS — 3.6%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.78%, (3-month LIBOR plus 1.02%), 4/20/31(2)		2,250,000	2,221,103
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31		2,000,000	1,967,670
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(2)		1,750,000	1,735,836
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.85%, (3-month LIBOR plus 1.07%), 1/18/31(2)		3,000,000	2,970,601
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(2)		2,750,000	2,729,548
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(2)		3,000,000	2,977,652
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(2)		3,500,000	3,460,588
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.93%, (3-month LIBOR plus 1.15%), 4/18/31(2)		2,000,000	1,980,828
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.83%, (3-month LIBOR plus 1.07%), 10/20/28(2)		2,000,000	1,997,286
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,247,210)			22,041,112
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20	AUD	1,517,000	1,948,923
Canada — 0.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,888,813	1,573,849
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,470,011	2,441,990
			4,015,839
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,797,315)			5,964,762
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		$165,000	229,687
Los Angeles Community College District GO, 6.75%, 8/1/49		125,000	189,232
Los Angeles Unified School District GO, 5.75%, 7/1/34		200,000	246,102
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		125,000	170,663
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		250,000	364,960
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		125,000	151,094
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		130,000	161,420
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39		125,000	166,995
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		65,000	95,129
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		125,000	149,850
State of California GO, 4.60%, 4/1/38		50,000	53,307
State of California GO, 7.55%, 4/1/39		500,000	760,285
State of California GO, 7.30%, 10/1/39		45,000	65,190
State of Illinois GO, 5.10%, 6/1/33		350,000	344,193
State of Texas GO, 5.52%, 4/1/39		215,000	274,314
TOTAL MUNICIPAL SECURITIES (Cost $3,278,223)			3,422,421

TEMPORARY CASH INVESTMENTS(3) — 5.5%
Bennington Stark Capital Co. LLC, 2.55%, 4/1/19 (LOC: Societe Generale SA)(2)(4)	24,039,000	24,033,992
LMA-Americas LLC, 2.55%, 4/1/19(4)	10,000,000	9,997,979
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,577	7,577
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,046,577)		34,039,548
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $618,912,941)		627,409,299
OTHER ASSETS AND LIABILITIES — (1.8)%		(10,889,506)
TOTAL NET ASSETS — 100.0%		$616,519,793

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,954,893	AUD	2,765,836	Bank of America N.A.	6/19/19	$(11,833)
USD	4,067,690	CAD	5,444,087	Morgan Stanley	6/19/19	(14,057)
						$(25,890)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	205	June 2019	$41,000,000	$43,684,219	$157,266
U.S. Treasury 5-Year Notes	184	June 2019	$18,400,000	21,312,375	212,463
				$64,996,594	$369,729

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	112	June 2019	$11,200,000	$14,871,500	$(287,252)
U.S. Treasury Long Bonds	64	June 2019	$6,400,000	9,578,000	(246,144)
U.S. Treasury Ultra Bonds	42	June 2019	$4,200,000	7,056,000	(263,907)
				$31,505,500	$(797,303)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	$(554)	$(52,947)	$(53,501)
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(561)	(347,668)	(348,229)
					$(1,115)	$(400,615)	$(401,730)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	$(4,434,432)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(673,804)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(367,153)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	28,818
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(181,454)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(41,441)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(100,022)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	(32,554)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(226,582)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(449,858)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(468,493)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(238,174)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(4,071,491)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(888,001)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	593,807
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	161,830
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	339,390
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(55,883)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(65,213)
						$(11,170,710)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,563,753.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $122,678,212, which represented 19.9% of total net assets.

(3)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,020,000.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	336,960,641	—
Corporate Bonds	—	84,649,421	—
Commercial Mortgage-Backed Securities	—	43,245,660	—
Collateralized Mortgage Obligations	—	37,968,689	—
Asset-Backed Securities	—	36,067,070	—
U.S. Government Agency Mortgage-Backed Securities	—	23,049,975	—
Collateralized Loan Obligations	—	22,041,112	—
Sovereign Governments and Agencies	—	5,964,762	—
Municipal Securities	—	3,422,421	—
Temporary Cash Investments	7,577	34,031,971	—
	7,577	627,401,722	—
Other Financial Instruments
Futures Contracts	369,729	—	—
Swap Agreements	—	1,123,845	—
	369,729	1,123,845	—
Liabilities
Other Financial Instruments
Futures Contracts	797,303	—	—
Swap Agreements	—	12,696,285	—
Forward Foreign Currency Exchange Contracts	—	25,890	—
	797,303	12,722,175	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.